THOMPSON   ATLANTA              CINCINNATI                   COLUMBUS                     NEW YORK

         HINE         BRUSSELS               CLEVELAND                   DAYTON                   WASHINGTON, D.C.

January 26, 2010

Securities and Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:

Nile Capital Investment Trust

Ladies and Gentlemen:

On behalf of Nile Capital Investment Trust (the “Trust”), we hereby electronically file, pursuant to Section 8(b) of the Investment Company Act of 1940, its Registration Statement on Form N-1A.  The Trust will concurrently file Form N-8A.

If you have any questions concerning this filing, please contact JoAnn M. Strasser at (513) 352-6725.

Very truly yours,

/s/Thompson Hine LLP

Thompson Hine LLP